                                   SUPPLEMENT
                            DATED SEPTEMBER 7, 2005
                    TO THE HARTFORD MUTUAL FUNDS PROSPECTUS
              DATED MARCH 1, 2005 (AS SUPPLEMENTED MARCH 15, 2005)

The Prospectus is revised as follows:

1.  CLASS Y SHARES

     In the "Introduction" on page 2 of the Prospectus, the third sentence of the first paragraph is deleted and replaced with the following:

          "Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class."

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2.  FEE WAIVERS AND EXPENSE CAPS

     At the most recent Board of Directors meeting held on August 2-3, 2005, Hartford Investment Financial Services, LLC, the funds' investment manager, voluntarily agreed to waive a portion of its management fees with respect to certain funds as well as to reduce the management fee for The Hartford Advisers Fund. Accordingly, the following changes for the noted funds are being made to the Prospectus:

     A.  THE HARTFORD ADVISERS FUND

          Effective November 1, 2005, under the heading "The Hartford Advisers Fund, Your Expenses", on page 6 of the Prospectus, the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A      CLASS B   CLASS C
SHAREHOLDER FEES
  (fees paid directly from your investment)
  Maximum sales charge (load) imposed on purchases as a
     percentage of offering price                              5.50%        None      None
  Maximum deferred sales charge (load) (as a percentage of
     purchase price or redemption proceeds, whichever is
     less)                                                     None(1)      5.00%     1.00%
  Exchange fees                                                None         None      None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
  Management fees(2)                                           0.61%        0.61%     0.61%
  Distribution and service (12b-1) fees                        0.25%(3)     1.00%     1.00%
  Other expenses                                               0.28%        0.31%     0.22%
  Total annual operating expenses(2)                           1.14%(3,4)   1.92%     1.83%

(1) A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares that were purchased without a front-end sales charge. See "About Your Account: How Sales Charges are Calculated."

(2) Effective November 1, 2005, HIFSCO has reduced its management fee from 0.64% to 0.61%. In addition, effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.56% and the total annual operating expenses you would pay if you buy and hold Class A, Class B or Class C shares of the fund is 1.09%, 1.87% and 1.78%, respectively.

(3) The Rule 12b-1 plan applicable to Class A shares of the fund provides for payment of a Rule 12b-1 fee of up to 0.35%; however, the board of directors of the fund has currently authorized Rule 12b-1 payments of only up to 0.25%.

(4) HIFSCO has agreed through October 31, 2006 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.18%.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

     You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A   CLASS B   CLASS C
Year 1                                                        $  660    $  695    $  286
Year 3                                                        $  892    $  903    $  576
Year 5                                                        $1,143    $1,237    $  990
Year 10                                                       $1,860    $2,243    $2,148

     You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A   CLASS B   CLASS C
Year 1                                                        $  660    $  195    $  186
Year 3                                                        $  892    $  603    $  576
Year 5                                                        $1,143    $1,037    $  990
Year 10                                                       $1,860    $2,243    $2,148

     B. THE HARTFORD EQUITY INCOME FUND

     As of August 29, 2005, under the heading "The Hartford Equity Income Fund, Your Expenses", on page 18 of the Prospectus, footnote 3 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

        (3) Currently, HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. While such waiver is in effect, the total annual operating expenses you would pay if you buy and hold Class A, Class B or Class C shares of the fund, is 0.55%, 1.40% and 1.22%, respectively. Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.50%, and the total annual operating expenses you would pay if you buy and hold Class A, Class B or Class C shares of the fund is 1.05%, 1.90% and 1.72%, respectively.

     As of November 1, 2005, under the heading "The Hartford Equity Income Fund, Your Expenses", on page 18 of the Prospectus, footnote 4 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

        (4) Effective November 1, 2005, HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.05%.

     C. THE HARTFORD FOCUS FUND

     As of November 1, 2005, under the heading "The Hartford Focus Fund, Your Expenses", on page 22 of the Prospectus, footnote 3 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

        (3) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.50%, 2.25% and 2.25%, respectively.

     As of November 1, 2005, under the heading "The Hartford Focus Fund, Your Expenses,"on page 22 of the Prospectus, footnote 4 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

        (4) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.90% and the total annual operating expenses you would pay if you buy and hold Class A, Class B or Class C shares of the fund is 1.47%, 2.26% and 2.18%, respectively.

     D. THE HARTFORD STOCK FUND

     As of November 1, 2005, under the heading "The Hartford Stock Fund, Your Expenses", on page 30 of the Prospectus, footnote 3 to the Shareholder Fees and Annual Operating Expenses table is deleted and replaced with the following:

        (3) HIFSCO has voluntarily agreed through October 31, 2006 to limit the total operating expenses of the Class A shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.28%.

     As of November 1, 2005, under the heading "The Hartford Stock Fund, Your Expenses", on page 30 of the Prospectus, footnote 4 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Management fees" and "Total annual operating expenses" in the table.

        (4) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.66% and the total annual operating expenses you would pay if you buy and hold Class A, Class B and Class C shares of the fund is 1.32%, 2.13% and 1.98%, respectively.

     As of November 1, under the heading "The Hartford Stock Fund, Your Expenses", on page 30, footnote 5 is added below the Shareholder Fees and Annual Operating Expenses table and footnote anchors are added to the line items for "Other expenses" and "Total annual operating expenses" in the table.

        (5) "Other expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the fund pays. The "Other Expenses" in the table are based on, among other things, the fees the fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the fund to limit those fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. After the waiver, the actual "Other expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets were 0.41% and 2.12%, respectively, for Class B shares of the fund. Class A and Class C shares are currently not impacted by the waiver.

     E. Effective November 1, 2005, the fee schedules for each of the funds listed on page 40 of the Prospectus, under the heading "Management Fees", are deleted and replaced with the following:

FOCUS FUND(1)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               1.00%
Next $500 Million                                                0.95%
Amount over $1 Billion                                           0.90%

(1) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.90%.

GROWTH FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $100 Million                                               1.00%
Next $150 Million                                                0.80%
Amount over $250 Million                                         0.70%

DISCIPLINED EQUITY FUND, EQUITY INCOME FUND(2), STOCK FUND(3) AND VALUE FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.80%
Next $500 Million                                                0.70%
Amount over $1 Billion                                           0.65%

(2) Currently, HIFSCO has voluntarily agreed to waive management fees until October 31, 2005. Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.50%.

(3) Effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.66%.

DIVIDEND AND GROWTH FUND

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                               0.75%
Next $500 Million                                                0.65%
Amount over $1 Billion                                           0.60%

ADVISERS FUND(4)

AVERAGE DAILY NET ASSETS                                      ANNUAL RATE
------------------------                                      -----------
First $500 Million                                              0.690%
Next $500 Million                                               0.625%
Amount over $1 Billion                                          0.575%

(4) Effective November 1, 2005, HIFSCO has reduced its management fee from 0.64% to 0.61%. In addition, effective November 1, 2005, HIFSCO has voluntarily agreed to waive a portion of its management fees until October 31, 2006. While such waiver is in effect, the management fee is 0.56%.

     F. As of November 1, 2005, under the heading "Management Fees", on page 41 of the Prospectus, the line item for "The Hartford Advisers Fund" in the chart showing investment management fees paid is replaced with the following:

     The Hartford Advisers Fund                                          0.64%**

     ** Effective November 1, 2005, HIFSCO has reduced its management fee from 0.64% to 0.61%.

--------------------------------------------------------------------------------

3.  TRANSFER AGENT FEE WAIVERS

     Effective November 1, 2005, Hartford Administrative Services Company (the funds' transfer agent) has agreed to waive a portion of the transfer agency fees of the funds under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. Not all classes may currently be impacted by the waiver. "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the funds pay. That undertaking may be amended or withdrawn at any time.

     The "Other Expenses" in the fee table disclosed in the prospectus for each of the Funds are based on, among other things, the fees a fund would have paid if the Transfer Agent did not waive a portion of its fee under the undertaking described above. In the case of the classes impacted by the waiver described above, after the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses" as percentages of average daily net assets for Class A, Class B and Class C shares of the following funds were:

                                                                            "TOTAL ANNUAL OPERATING
                                                 "OTHER EXPENSES"                  EXPENSES"
FUND                                        CLASS A   CLASS B   CLASS C   CLASS A   CLASS B   CLASS C
Disciplined Equity                             --      0.42%       --        --      2.22%       --
Growth                                       0.43%     0.43%       --      1.45%     2.20%       --
Value                                          --      0.44%       --        --      2.24%       --

     This table only reflects transfer agent fee waivers as described above and does not reflect any other waivers or limitations on total operating expenses that may apply to each Fund and/or class, as described in the Prospectus or in this Supplement. In addition, not all classes are currently impacted by the waivers described above; therefore, only expenses of those Funds and classes currently affected by the transfer agent fee waivers are identified in the table.

--------------------------------------------------------------------------------

 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.